STOCK-BASED COMPENSATION EXPENSE - Narrative (Details) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	May 06, 2020 shares	Jun. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) Day milestone shares	Sep. 30, 2020 USD ($) milestone	Jun. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) Day milestone shares	Sep. 30, 2020 USD ($) milestone	Dec. 31, 2020 USD ($) Day $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise period						1 year
Number of shares authorized (in shares) | shares	42,802,865
Maximum period of annual share authorization increases	10 years
Maximum annual basis increase	0.025
Outstanding options (in shares) | shares			29,299,842			29,299,842		32,529,224	40,012,825	25,791,263	18,260,484
Options granted (in shares) | shares						0		1,582,496	14,553,811	25,791,263
Weighted average grant date fair value (in dollars per share) | $ / shares								$ 6.92	$ 0.75	$ 0.39
Exercise of stock options (in shares) | shares						3,182,359		8,716,423	1,266	0
Exercises in period, intrinsic value | $								$ 132,700
Vested in period, fair value | $								27,000	$ 4,300	$ 4,000
Total stock-based compensation expense | $			$ 49,047	$ 52,196		$ 151,983	$ 91,736	$ 137,991	$ 4,858	$ 3,843
Accelerated share-based compensation cost | $					$ 8,100
2017 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period						10 years		10 years
Minimum | 2017 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise period								1 year
Maximum | 2017 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise period						4 years		4 years
ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares) | shares	4,000,000
Maximum annual basis increase	0.010
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding options (in shares) | shares								5,090,182	5,153,485	5,628,735
Options granted (in shares) | shares								0
Weighted average grant date fair value (in dollars per share) | $ / shares								$ 0.63	$ 0.63	$ 0.63
Time-Based Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value (in dollars per share) | $ / shares								$ 31.2	0
Total stock-based compensation expense | $				(500)
Award vesting period		1 year				3 years		3 years
Stock-based compensation, expense reversal | $				$ 16,500
Time-Based Restricted Stock Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		1 year
Time-Based Restricted Stock Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		3 years
Market Based RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value (in dollars per share) | $ / shares								$ 26.0	$ 0
Total stock-based compensation expense | $								$ (3,500)
Award vesting period		3 years
Number of award vesting milestones | milestone			3	3		3	3
Shares granted, value | $		$ 485,100
RSU's cancelled (in shares) | shares								4,859,000
Vesting threshold trading days | Day			20			20		20
Time Based Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period						36 months